Fair value measurements - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value Disclosures [Abstract]
Derivative liability	$ 3,224	¥ 0	¥ 0
Derivative Asset	$ 940	¥ 5,989	¥ 100